Financial Instruments and Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2025
Financial Instruments and Risk Management [Line Items]
Cash fees and warrants (in Dollars)			$ 216,000
Warrants shares (in Shares)			96,000
One Customer [Member]
Financial Instruments and Risk Management [Line Items]
Percentage of total revenue	49.00%	12.00%